Debt issues - By currency (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Debt issues
Short-term debt	$ 19,595	$ 16,477
Long-term debt	109,184	133,848
AUD
Debt issues
Long-term debt	27,634	36,062
CHF
Debt issues
Long-term debt	3,052	3,177
EUR
Debt issues
Long-term debt	31,380	34,498
GBP
Debt issues
Long-term debt	3,049	3,440
JPY
Debt issues
Long-term debt	1,141	2,439
NZD
Debt issues
Long-term debt	3,522	3,519
USD
Debt issues
Long-term debt	36,031	45,917
Other
Debt issues
Long-term debt	3,375	4,796
Own issuances
Debt issues
Short-term debt	19,595	16,477
US commercial paper
Debt issues
Short-term debt	$ 19,595	13,864
Senior debt | GBP
Debt issues
Short-term debt		2,437
Senior debt | Other
Debt issues
Short-term debt		$ 176